Basis of Presentation, Significant Accounting Policies and Recently-Issued Accounting Pronouncements - Additional Information (Detail)		3 Months Ended		12 Months Ended
	Oct. 12, 2016	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Reporting_unit	Dec. 31, 2016 USD ($) Customer Segment	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($) Customer	Jan. 01, 2017 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Reverse stock split description				1-for-5 reverse stock split
Reverse stock split ratio	0.2
Number of operating segments | Segment				1
Restricted cash, noncurrent			$ 400,000	$ 400,000	$ 400,000
Marketable securities		$ 77,868,000	83,130,000	83,130,000	0	$ 0
Capitalized computer software, amortization				1,800,000	900,000	300,000
Capitalized computer software, accumulated amortization			$ 2,900,000	2,900,000	1,200,000
Number of Reporting Units | Reporting_unit			1
Asset impairment charges				$ 0	0	0
Subscription fees payable, description				Customers may pay for up to three years in advance. Fees are based on a number of factors, including the solutions subscribed for by the customer and the number of users having access to the solutions. The first year subscription fees are typically payable within 30 days after the execution of the arrangement, and thereafter upon renewal.
SaaS platform subscription fee, period				1 year
SaaS platform subscription fee, maximum advance period				3 years
Advertising cost expense				$ 4,200,000	3,000,000	1,500,000
Deferred sales commissions		9,533,000	$ 9,667,000	9,667,000	6,246,000
Amortization of commissions cost				$ 13,200,000	7,300,000	2,500,000
Stock-based compensation award vesting period				4 years
Accumulated Deficit
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Adjustment for change in accounting policy for stock option forfeitures							$ (100,000)
Additional Paid-in Capital
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Adjustment for change in accounting policy for stock option forfeitures							$ 100,000
New Accounting Pronouncement, Early Adoption, Effect
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Net operating losses related to tax benefits for stock-based compensation awards				$ 36,700,000
Debt prepayment costs			700,000		0	$ 0
Restricted cash		$ 400,000	$ 400,000	$ 400,000	$ 400,000
Computer Software Development Costs
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Estimated useful life				3 years
Revenues
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number of single customers comprising 10% or more | Customer				0	0	0
Accounts Receivable
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number of single customers comprising 10% or more | Customer				0	0
Sales Revenue Net | Software Licenses, Support and Implementation Services
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of revenue				1.00%	1.00%	3.00%
Maximum
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Marketable securities contractual maturity period		4 years		4 years